EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

Note 10 - Unaudited Subsequent Events after the Form 10-Q Filed on November 18, 2024

On November 29, 2024, the Company received a written notice (the “Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company is not in compliance with Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”), which requires the Company to have at least 400 total holders for continued listing on The Nasdaq Global Market. An indicator will be displayed with quotation information related to the Company’s securities on listingcenter.nasdaq.com and may be displayed by other third-party providers of market data information, however, the Notice does not impact the listing of the Company’s securities on The Nasdaq Global Market at this time. The Notice states that the Company has 45 calendar days, or until January 13, 2025 to submit a plan (the “Company’s Plan”) to regain compliance with the Minimum Public Holders Rule. If the Company is unable to regain compliance by that date, the Company intends to submit a plan to regain compliance with the Minimum Public Holders Rule within the required timeframe. If Nasdaq accepts the Company’s Plan, Nasdaq may grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance with the Minimum Public Holders Rule. If Nasdaq does not accept the Company’s Plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel. However, there can be no assurance that such an appeal would be successful. The Company, by filing this Current Report Form 8-K, discloses its receipt of the Notice in accordance with Nasdaq Listing Rule 5810(b). The Company intends to monitor its total holders between now and January 13, 2025, and may, if appropriate, evaluate available options to resolve the deficiency under the Minimum Public Holders Rule and regain compliance with the Minimum Public Holders Rule. Additionally, the Company intends to apply to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). However, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing criteria.

On December 4, 2024, the Company entered into monthly extension letter with the sponsors to extend the timeline of the business combination from December 4, 2024 to January 4, 2025. The monthly extension fee of $55,000 is expected to be deposited into the trust account.

Note 10 – Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

Subsequent to the date of the Independent Auditor’s Report, the Company has deposited $105,000 in aggregate into the Trust Account from April to June to extend the deadline to complete the business combination from May 4, 2024 to July 4, 2024.

Subsequent to June 30, 2024, the Company has deposited $110,000 to extend the timeline for completion of business combination from July 4, 2024 to September 4, 2024.

On August 19, 2024, the Company entered into an amendment of the Business Combination Agreement with HCYC, in which both parties agreed to revise the proposed transaction financing of the business combination to $9 million.

On September 3, 2024, October 2, 2024, November 4, 2024, and December 4, 2024 the Company entered into monthly extension letters with the sponsors to extend the timeline of the business combination from September 4, 2024 to October 4, 2024, from October 4, 2024 to November 4, 2024, from November 4, 2024 to December 4, 2024, and from December 4, 2024 to January 4, 2025, respectively. The sponsors had initiated an aggregate of $165,000 extension fund, including the September extension, into the trust account.

On November 29, 2024, the Company received a written notice (the “Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company is not in compliance with Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”), which requires the Company to have at least 400 total holders for continued listing on The Nasdaq Global Market. An indicator will be displayed with quotation information related to the Company’s securities on listingcenter.nasdaq.com and may be displayed by other third-party providers of market data information, however, the Notice does not impact the listing of the Company’s securities on The Nasdaq Global Market at this time. The Notice states that the Company has 45 calendar days, or until January 13, 2025 to submit a plan (the “Company’s Plan”) to regain compliance with the Minimum Public Holders Rule. If the Company is unable to regain compliance by that date, the Company intends to submit a plan to regain compliance with the Minimum Public Holders Rule within the required timeframe. If Nasdaq accepts the Company’s Plan, Nasdaq may grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance with the Minimum Public Holders Rule. If Nasdaq does not accept the Company’s Plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel. However, there can be no assurance that such an appeal would be successful. The Company, by filing this Current Report Form 8-K, discloses its receipt of the Notice in accordance with Nasdaq Listing Rule 5810(b). The Company intends to monitor its total holders between now and January 13, 2025, and may, if appropriate, evaluate available options to resolve the deficiency under the Minimum Public Holders Rule and regain compliance with the Minimum Public Holders Rule. Additionally, the Company intends to apply to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). However, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing criteria.

On December 4, 2024, the Company entered into monthly extension letter with the sponsors to extend the timeline of the business combination from December 4, 2024 to January 4, 2025. The monthly extension fee of $55,000 is expected to be deposited into the trust account.